INVENTORY	3 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY

4.	INVENTORY

Inventory consists of costs incurred to produce animated content for third parties customers. Costs incurred to produce the animated content to customers, which include direct production costs, production overhead and supplies are recognized as work-in-progress inventory. As animated content is completed in accordance with the terms stated by the customer, inventory is classified as finished products and subsequently recognized as cost of services as animated content is accepted by and available to the customer. Carrying amounts of animated content are recorded at the lower of cost or net realizable value. Cost is determined using a weighted average cost method for direct production costs, productions overhead and supplies used for completing animation projects.

As of March 31, 2022 and December 31, 2021, the Company’s inventory totaled $95,533 and $91,361, respectively, and was comprised of work-in-progress of $81,673 and $77,501, respectively, and finished goods of $13,860.